Investment in Affiliates	12 Months Ended
Mar. 31, 2011
Investment in Affiliates

12. Investment in Affiliates

Investment in affiliates at March 31, 2010 and 2011 consists of the following:

	Millions of yen		Millions of U.S. dollars
	2010	2011	2011
Shares	¥293,488	¥311,556	$3,747
Loans	116,223	61,820	743

	¥409,711	¥373,376	$4,490

Certain affiliates are listed on stock exchanges. The aggregate investment in and quoted market value of those affiliates amounted to ¥55,531 million and ¥ 69,071 million, respectively, as of March 31, 2010 and ¥53,851 million ($648 million) and ¥54,237 million ($652 million), respectively, as of March 31, 2011.

In fiscal 2009, 2010 and 2011, the Company and its subsidiaries received dividends from affiliates of ¥11,046 million, ¥1,702 million and ¥2,875 million ($35 million), respectively.

The balance of excess of cost over the underlying equity at acquisition dates of investment in affiliates amounted to ¥24,856 million and ¥32,187 million ($387 million) as of March 31, 2010 and 2011, respectively.

ORIX JREIT Inc. (“ORIX JREIT”), an equity method affiliate, entered into an asset management agreement with one of the Company’s subsidiaries and paid management fees of ¥1,672 million, ¥1,572 million and ¥1,555 million ($19 million) for fiscal 2009, 2010 and 2011, respectively.

The Company and its subsidiaries sold office buildings mainly under operating leases to ORIX JREIT and recognized ¥23,895 million, ¥3,564 million and ¥ 3,905 million ($47 million) of gains on the sales, which were included in gains on sales of real estate under operating leases in the accompanying consolidated statements of income for fiscal 2009, 2010 and 2011, respectively. The related intercompany profits have been eliminated based on the Company’s proportionate share.

During fiscal 2009, the Company transferred ORIX Facilities Corporation, a subsidiary, to DAIKYO INCORPORATED (“DAIKYO”) through a share swap. This resulted in acquisition of preferred shares of DAIKYO in an issue amount of ¥9,439 million and recognized a gain of ¥3,576 million in earnings as gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net. The related intercompany profits have been eliminated based on the Company’s proportionate share.

During fiscal 2009, The Fuji Fire and Marine Insurance Company Limited (“Fuji Fire”) issued 117,000,000 shares to a third party at ¥135 per share, amounting to ¥15,795 million. As a result, the ownership interest of the Company in Fuji Fire decreased from 26% to 20%. Because the issuance price per share issued by Fuji Fire was less than the average carrying amount per share of the Company, the Company was required to adjust the carrying amount of its investment in Fuji Fire by ¥4,574 million and recognized that loss in earnings as gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net.

During fiscal 2009, the Company recognized ¥29,965 million of impairment losses related to certain affiliates whose shares were listed. It was judged that the downward stock price movements of the affiliates were other than temporary because there have been deterioration of operating results in those companies. The losses mainly arose from Fuji Fire, which belonged to the Investment Banking segment.

During fiscal 2010, a loss of ¥6,954 million was recorded in equity in net income (loss) of affiliates in the consolidated statements of income, for a change in fair value of an investment that is measured at fair value by the election of fair value option under ASC 825-10 (“Financial Instruments—Fair Value Option”). In addition, the Company and its subsidiaries sold the investment and recognized a loss of ¥2,724 million in gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net, in the consolidated statements of income for the fiscal 2010.

During fiscal 2010, the Company transferred its 51% share ownership in ORIX Credit, a domestic subsidiary that operates a card loan business, to Sumitomo Mitsui Banking Corporation (“SMBC”), and ORIX Credit became an affiliate accounted for by the equity method with an investment of 49%. The sales of the portion of ownership interest transferred resulted in a gain of ¥3,571 million and the remeasurement to fair value of the interest retained resulted in a gain of ¥3,430 million, both of which were included in earnings as gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net for fiscal 2010. The Company used a dividend discount model and other models to measure fair value of the interest retained. A part of the Company’s loan to ORIX Credit was repaid as a result of the alliance with SMBC and the aggregate amount of the proceed from the sale of the equity interest and the repayment of the loan is included in sales of subsidiaries, net of cash disposed in the accompanying consolidated statement of cash flows. As of March 31, 2010, the investment in ORIX Credit amounted to ¥123,590 million, ¥96,680 million of which consisted of loans.

During fiscal 2010, ORIX Securities, a domestic subsidiary that operates securities business, made a share swap with Monex Group, Inc. (“Monex Group”) to become a wholly owned subsidiary of Monex Group. The Company acquired 22% share ownership of Monex Group and Monex Group became an affiliate accounted for by the equity method. As a result of the swap, a gain of ¥9,337 million was recognized in earnings as gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net.

During fiscal 2010, DAIKYO issued 99,950,000 shares to the public and a third party at ¥182 per share, amounting to ¥18,216 million. As a result, the ownership interest of the Company in DAIKYO decreased from 41% to 31%. Because the issuance price per share issued by DAIKYO was more than the average carrying amount per share of the Company, the Company was required to adjust the carrying amount of its investments in DAIKYO by ¥3,789 million and recognized the gain in earnings as gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net.

During fiscal 2010, Fuji Fire issued 156,976,000 shares to a third party at ¥86 per share, amounting to ¥13,500 million. As a result, the ownership interest of the Company in Fuji Fire decreased from 20% to 15%. Because the issuance price per share issued by Fuji Fire was less than the average carrying amount per share of the Company, the Company was required to adjust the carrying amount of its investment in Fuji Fire by ¥1,839 million and recognized the loss in earnings as gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net. As a result of the decrease of share of ownership, Fuji Fire became a non affiliate accounted for as available-for–sale equity securities.

During fiscal 2011, Monex Group issued 140,000 shares to a third party at ¥22,765 per share, amounting to ¥3,187 million ($38 million). Besides, Monex Group issued 65,685 shares for the purpose of the acquisition of Boom Group. As a result of these issuances, the ownership interest of the Company in Monex Group decreased from 22% to 21%. Because the issuance price per share issued by Monex Group was less than the average carrying amount per share of the Company, the Company was required to adjust the carrying amount of its investment by ¥710 million ($9 million) and recognized the loss in earnings as gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net.

Companies comprising a significant portion of investment in affiliates were DAIKYO (41% of equity share) and Fuji Fire (20% of equity share) as of March 31, 2009, DAIKYO (31% of equity share), ORIX Credit (49% of equity share) and Monex Group (22% of equity share) as of March 31, 2010 and DAIKYO (31% of equity share), ORIX Credit (49% of equity share) and Monex Group (21% of equity share) as of March 31, 2011.

Combined and condensed information relating to the affiliates for fiscal 2009, 2010 and 2011 are as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen			Millions of U.S. dollars
	2009	2010	2011	2011
Operations:
Total revenues	¥1,393,480	¥1,093,173	¥850,947	$10,234
Income before income taxes	(64,530)	139,067	108,175	1,301
Net income	(77,415)	89,368	92,763	1,116

Financial position:
Total assets	¥4,390,084	¥3,983,524	¥4,237,580	$50,963
Total liabilities	3,435,107	2,968,953	3,174,222	38,175
Total equity	954,977	1,014,571	1,063,358	12,788

The Company and its subsidiaries had no significant transactions with these companies except as described above.